OTHER NON-CURRENT ASSETS (Tables)	12 Months Ended
Dec. 31, 2018
OTHER NON-CURRENT ASSETS [Abstract]
Other Non-current Assets
All figures in USD ‘000	2018	2017
Fixture, Furniture and Equipment	128	169
Arrangement fees Backstop facility and Newbuildings	-	15,484
Other	83	316
Total as of December 31,	211	15,969